Transactions with Related Parties (Details Narrative) - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from related parties		$ 8,889,000	$ 8,889,000	$ 14,607,000
Due to related parties		7,439,000	7,439,000	7,747,000
Tsakos Columbia Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Management fees			1,947,000	2,186,000	$ 1,327,000
Due from related parties		8,889,000	8,889,000	14,595,000
Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2023 [Member]
Related Party Transaction [Line Items]
Management fees			22,047,000
Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2024 [Member]
Related Party Transaction [Line Items]
Management fees			22,362,000
Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2025 [Member]
Related Party Transaction [Line Items]
Management fees			22,038,000
Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2026 [Member]
Related Party Transaction [Line Items]
Management fees			21,624,000
Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2027 [Member]
Related Party Transaction [Line Items]
Management fees			21,282,000
Estimated future management fees payable over the next ten years [Member] | Estimated Payable From 2028 to 2032 [Member]
Related Party Transaction [Line Items]
Management fees			88,683,000
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Management fees			20,228,000	20,203,000	20,271,000
Supervisory services expenses			1,107,000	530,000	740,000
Due from related parties		$ 165,000	165,000	12,000
Incentive Awards [Member]
Related Party Transaction [Line Items]
Management fees			$ 1,000,000	500,000	1,500,000
Special Award [Member]
Related Party Transaction [Line Items]
Management fees					1,500,000
TCM Tsakos Maritime Philippines [Member] | Tsakos Columbia Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Ownership percentage		25.00%	25.00%
Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Management fees			$ 10,684,000	6,821,000	8,060,000
Brokerage commission			1.25%
Commissions In Connection With Delivery Of Each New Building			$ 200,000
Due to related parties		$ 3,217,000	3,217,000	1,439,000
Accrued liabilities		506,000	506,000	338,000
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Due to related parties		3,569,000	3,569,000	5,805,000
Related Party Transaction, Amounts of Transaction			10,965,000	10,002,000	9,480,000
Accrued Insurance, Current		259,000	259,000	1,000
AirMania Travel S.A. [Member]
Related Party Transaction [Line Items]
Due to related parties		488,000	488,000	503,000
Related Party Transaction, Amounts of Transaction			6,437,000	5,098,000	4,380,000
Operating conventional vessels [Member]
Related Party Transaction [Line Items]
Management fees	$ 27,500	28,500		27,500	27,500
Third Party Managed Vessels [Member]
Related Party Transaction [Line Items]
Management fees	28,600	29,100		28,000	27,700
Chartered out vessels on a bare-boat basis and vessels under construction [Member]
Related Party Transaction [Line Items]
Management fees	20,400	21,000		20,400	20,400
DP2 Shuttle Tankers [Member]
Related Party Transaction [Line Items]
Management fees	35,000	36,000		35,000	35,000
LNG Carriers [Member]
Related Party Transaction [Line Items]
Management fees	38,900	42,400		37,800	37,300
Third Party Managed Vessels Afrodite And Ariadne [Member]
Related Party Transaction [Line Items]
Management fees	27,500	27,500
Liquefied Natural Gas Carrier Tenergy [Member]
Related Party Transaction [Line Items]
Management fees	30,800	34,300
Suezmax Tanker Decathlon [Member]
Related Party Transaction [Line Items]
Management fees			$ 28,500
Supervisory Fees For New Vessels Construction [Member] | Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Supervisory services expenses	$ 20,400	$ 21,000		$ 20,400	$ 20,400
Panamax tanker Maya, Suezmax tanker Silia T. and Handysize tanker Didimon [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Brokerage commission			1.00%	1.00%	1.00%
Costs and Expenses, Related Party			$ 326,000		$ 245,000
Brokerage commission amount				$ 96,000
Four Vessels [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party					$ 1,000,000
Payment for the cost of design and supervision services for newbuildings			$ 0	$ 0